Shareholder Report, Holdings (Details)	Dec. 31, 2024
AVIP Bond Portfolio | U.S. Treasury Note 3.875%, 08/15/2034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
AVIP Bond Portfolio | Ares Capital Corp. 3.200%, 11/15/2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
AVIP Bond Portfolio | Marriott International, Inc. 4.900%, 04/15/2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
AVIP Bond Portfolio | Kinross Gold Corp. 4.500%, 07/15/2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
AVIP Bond Portfolio | American Express Co. 5.284%, 07/26/2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
AVIP Bond Portfolio | Ally Financial, Inc. 5.543%, 01/17/2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
AVIP Bond Portfolio | Amgen, Inc. 5.600%, 03/02/2043 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
AVIP Bond Portfolio | UnitedHealth Group, Inc. 5.500%, 07/15/2044 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
AVIP Bond Portfolio | MPLX LP 5.000%, 03/01/2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
AVIP Bond Portfolio | Devon Energy Corp. 5.200%, 09/15/2034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
AVIP Bond Portfolio | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.50%
AVIP Bond Portfolio | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
AVIP Bond Portfolio | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
AVIP Bond Portfolio | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
AVIP Bond Portfolio | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
AVIP Bond Portfolio | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
AVIP Bond Portfolio | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
AVIP Bond Portfolio | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
AVIP Bond Portfolio | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
AVIP Bond Portfolio | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
AVIP Bond Portfolio | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
AVIP Bond Portfolio | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.80%
AVIP Bond Portfolio | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
AVIP Bond Portfolio | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
AVIP Bond Portfolio | Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
AVIP BlackRock Balanced Allocation Portfolio | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
AVIP BlackRock Balanced Allocation Portfolio | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
AVIP BlackRock Balanced Allocation Portfolio | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
AVIP BlackRock Balanced Allocation Portfolio | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
AVIP BlackRock Balanced Allocation Portfolio | Alphabet, Inc. Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
AVIP BlackRock Balanced Allocation Portfolio | Meta Platforms, Inc. Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
AVIP BlackRock Balanced Allocation Portfolio | Visa, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
AVIP BlackRock Balanced Allocation Portfolio | Tesla, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
AVIP BlackRock Balanced Allocation Portfolio | Alphabet, Inc. Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
AVIP BlackRock Balanced Allocation Portfolio | Costco Wholesale Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
AVIP BlackRock Balanced Allocation Portfolio | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
AVIP BlackRock Balanced Allocation Portfolio | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
AVIP BlackRock Balanced Allocation Portfolio | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
AVIP BlackRock Balanced Allocation Portfolio | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
AVIP BlackRock Balanced Allocation Portfolio | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
AVIP BlackRock Balanced Allocation Portfolio | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
AVIP BlackRock Balanced Allocation Portfolio | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
AVIP BlackRock Balanced Allocation Portfolio | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
AVIP BlackRock Balanced Allocation Portfolio | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
AVIP BlackRock Balanced Allocation Portfolio | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
AVIP BlackRock Balanced Allocation Portfolio | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
AVIP BlackRock Balanced Allocation Portfolio | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.80%
AVIP BlackRock Balanced Allocation Portfolio | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
AVIP BlackRock Balanced Allocation Portfolio | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
AVIP BlackRock Balanced Allocation Portfolio | Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
AVIP BlackRock Balanced Allocation Portfolio | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	70.30%
AVIP BlackRock Advantage International Equity Portfolio | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
AVIP BlackRock Advantage International Equity Portfolio | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
AVIP BlackRock Advantage International Equity Portfolio | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
AVIP BlackRock Advantage International Equity Portfolio | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
AVIP BlackRock Advantage International Equity Portfolio | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
AVIP BlackRock Advantage International Equity Portfolio | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
AVIP BlackRock Advantage International Equity Portfolio | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
AVIP BlackRock Advantage International Equity Portfolio | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
AVIP BlackRock Advantage International Equity Portfolio | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
AVIP BlackRock Advantage International Equity Portfolio | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
AVIP BlackRock Advantage International Equity Portfolio | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
AVIP BlackRock Advantage International Equity Portfolio | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	24.00%
AVIP BlackRock Advantage International Equity Portfolio | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	12.70%
AVIP BlackRock Advantage International Equity Portfolio | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	11.50%
AVIP BlackRock Advantage International Equity Portfolio | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	10.00%
AVIP BlackRock Advantage International Equity Portfolio | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	9.90%
AVIP BlackRock Advantage International Equity Portfolio | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	5.80%
AVIP BlackRock Advantage International Equity Portfolio | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.90%
AVIP BlackRock Advantage International Equity Portfolio | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.90%
AVIP BlackRock Advantage International Equity Portfolio | ITALY
Holdings [Line Items]
Percent of Net Asset Value	2.60%
AVIP BlackRock Advantage International Equity Portfolio | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	2.20%
AVIP BlackRock Advantage International Equity Portfolio | Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
AVIP BlackRock Advantage International Equity Portfolio | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.80%
AVIP BlackRock Advantage International Equity Portfolio | Preferred Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
AVIP Fidelity Institutional AM® Equity Growth Portfolio | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
AVIP Fidelity Institutional AM® Equity Growth Portfolio | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
AVIP Fidelity Institutional AM® Equity Growth Portfolio | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
AVIP Fidelity Institutional AM® Equity Growth Portfolio | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
AVIP Fidelity Institutional AM® Equity Growth Portfolio | Alphabet, Inc. Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
AVIP Fidelity Institutional AM® Equity Growth Portfolio | Meta Platforms, Inc. Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
AVIP Fidelity Institutional AM® Equity Growth Portfolio | Taiwan Semiconductor Manufacturing Co. Ltd. – ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
AVIP Fidelity Institutional AM® Equity Growth Portfolio | Boston Scientific Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
AVIP Fidelity Institutional AM® Equity Growth Portfolio | Eli Lilly & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
AVIP Fidelity Institutional AM® Equity Growth Portfolio | Mastercard, Inc. Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
AVIP Fidelity Institutional AM® Equity Growth Portfolio | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
AVIP Fidelity Institutional AM® Equity Growth Portfolio | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
AVIP Fidelity Institutional AM® Equity Growth Portfolio | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
AVIP Fidelity Institutional AM® Equity Growth Portfolio | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
AVIP Fidelity Institutional AM® Equity Growth Portfolio | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
AVIP Fidelity Institutional AM® Equity Growth Portfolio | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
AVIP Fidelity Institutional AM® Equity Growth Portfolio | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
AVIP Fidelity Institutional AM® Equity Growth Portfolio | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
AVIP Fidelity Institutional AM® Equity Growth Portfolio | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.80%
AVIP Fidelity Institutional AM® Equity Growth Portfolio | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
AVIP Fidelity Institutional AM® Equity Growth Portfolio | Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
AVIP Fidelity Institutional AM® Equity Growth Portfolio | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.20%
AVIP Fidelity Institutional AM® Equity Growth Portfolio | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
AVIP AB Small Cap Portfolio | Boot Barn Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
AVIP AB Small Cap Portfolio | SPS Commerce, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
AVIP AB Small Cap Portfolio | Semtech Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
AVIP AB Small Cap Portfolio | CSW Industrials, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
AVIP AB Small Cap Portfolio | Piper Sandler Cos. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
AVIP AB Small Cap Portfolio | SPX Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
AVIP AB Small Cap Portfolio | ACV Auctions, Inc. Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
AVIP AB Small Cap Portfolio | StepStone Group, Inc. Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
AVIP AB Small Cap Portfolio | Armstrong World Industries, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
AVIP AB Small Cap Portfolio | Chefs' Warehouse, Inc. / The [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
AVIP AB Small Cap Portfolio | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
AVIP AB Small Cap Portfolio | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%
AVIP AB Small Cap Portfolio | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
AVIP AB Small Cap Portfolio | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
AVIP AB Small Cap Portfolio | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
AVIP AB Small Cap Portfolio | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
AVIP AB Small Cap Portfolio | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
AVIP AB Small Cap Portfolio | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
AVIP AB Small Cap Portfolio | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
AVIP AB Small Cap Portfolio | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
AVIP AB Small Cap Portfolio | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
AVIP AB Small Cap Portfolio | Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
AVIP AB Small Cap Portfolio | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.70%
AVIP AB Small Cap Portfolio | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
AVIP AB Mid Cap Core Portfolio | Stifel Financial Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
AVIP AB Mid Cap Core Portfolio | Lennox International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
AVIP AB Mid Cap Core Portfolio | Natera, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
AVIP AB Mid Cap Core Portfolio | Viking Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
AVIP AB Mid Cap Core Portfolio | Jefferies Financial Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
AVIP AB Mid Cap Core Portfolio | Comfort Systems U.S.A., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
AVIP AB Mid Cap Core Portfolio | Manhattan Associates, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
AVIP AB Mid Cap Core Portfolio | XPO, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
AVIP AB Mid Cap Core Portfolio | Duolingo, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
AVIP AB Mid Cap Core Portfolio | Procore Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
AVIP AB Mid Cap Core Portfolio | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
AVIP AB Mid Cap Core Portfolio | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
AVIP AB Mid Cap Core Portfolio | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
AVIP AB Mid Cap Core Portfolio | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
AVIP AB Mid Cap Core Portfolio | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
AVIP AB Mid Cap Core Portfolio | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
AVIP AB Mid Cap Core Portfolio | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
AVIP AB Mid Cap Core Portfolio | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
AVIP AB Mid Cap Core Portfolio | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
AVIP AB Mid Cap Core Portfolio | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
AVIP AB Mid Cap Core Portfolio | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
AVIP AB Mid Cap Core Portfolio | Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
AVIP AB Mid Cap Core Portfolio | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.90%
AVIP AB Mid Cap Core Portfolio | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
AVIP S&P 500® Index Portfolio | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
AVIP S&P 500® Index Portfolio | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
AVIP S&P 500® Index Portfolio | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
AVIP S&P 500® Index Portfolio | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
AVIP S&P 500® Index Portfolio | Alphabet, Inc. Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
AVIP S&P 500® Index Portfolio | Meta Platforms, Inc. Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
AVIP S&P 500® Index Portfolio | Tesla, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
AVIP S&P 500® Index Portfolio | Alphabet, Inc. Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
AVIP S&P 500® Index Portfolio | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
AVIP S&P 500® Index Portfolio | Berkshire Hathaway, Inc. Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
AVIP S&P 500® Index Portfolio | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
AVIP S&P 500® Index Portfolio | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
AVIP S&P 500® Index Portfolio | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
AVIP S&P 500® Index Portfolio | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
AVIP S&P 500® Index Portfolio | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
AVIP S&P 500® Index Portfolio | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
AVIP S&P 500® Index Portfolio | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
AVIP S&P 500® Index Portfolio | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
AVIP S&P 500® Index Portfolio | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
AVIP S&P 500® Index Portfolio | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.30%
AVIP S&P 500® Index Portfolio | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
AVIP S&P 500® Index Portfolio | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
AVIP S&P 500® Index Portfolio | Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
AVIP S&P 500® Index Portfolio | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.50%
AVIP BlackRock Advantage Large Cap Value Portfolio | Berkshire Hathaway, Inc. Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
AVIP BlackRock Advantage Large Cap Value Portfolio | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
AVIP BlackRock Advantage Large Cap Value Portfolio | Walmart, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
AVIP BlackRock Advantage Large Cap Value Portfolio | Bank of America Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
AVIP BlackRock Advantage Large Cap Value Portfolio | Comcast Corp. Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
AVIP BlackRock Advantage Large Cap Value Portfolio | Eaton Corp. PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
AVIP BlackRock Advantage Large Cap Value Portfolio | Stryker Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
AVIP BlackRock Advantage Large Cap Value Portfolio | CME Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
AVIP BlackRock Advantage Large Cap Value Portfolio | Medtronic PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
AVIP BlackRock Advantage Large Cap Value Portfolio | Chevron Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
AVIP BlackRock Advantage Large Cap Value Portfolio | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.20%
AVIP BlackRock Advantage Large Cap Value Portfolio | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
AVIP BlackRock Advantage Large Cap Value Portfolio | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
AVIP BlackRock Advantage Large Cap Value Portfolio | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
AVIP BlackRock Advantage Large Cap Value Portfolio | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
AVIP BlackRock Advantage Large Cap Value Portfolio | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
AVIP BlackRock Advantage Large Cap Value Portfolio | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
AVIP BlackRock Advantage Large Cap Value Portfolio | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
AVIP BlackRock Advantage Large Cap Value Portfolio | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
AVIP BlackRock Advantage Large Cap Value Portfolio | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
AVIP BlackRock Advantage Large Cap Value Portfolio | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
AVIP BlackRock Advantage Large Cap Value Portfolio | Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
AVIP BlackRock Advantage Large Cap Value Portfolio | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.00%
AVIP Federated High Income Bond Portfolio | BroadStreet Partners, Inc. 5.875%, 04/15/2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
AVIP Federated High Income Bond Portfolio | Clarios Global LP / Clarios U.S. Finance Co. 8.500%, 05/15/2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
AVIP Federated High Income Bond Portfolio | McAfee Corp. 7.375%, 02/15/2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
AVIP Federated High Income Bond Portfolio | Medline Borrower LP 5.250%, 10/01/2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
AVIP Federated High Income Bond Portfolio | AthenaHealth Group, Inc. 6.500%, 02/15/2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
AVIP Federated High Income Bond Portfolio | 1011778 B.C. ULC / New Red Finance, Inc. 4.000%, 10/15/2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
AVIP Federated High Income Bond Portfolio | Ardonagh Group Finance Ltd. 8.875%, 02/15/2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
AVIP Federated High Income Bond Portfolio | Clydesdale Acquisition Holdings, Inc. 8.750%, 04/15/2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
AVIP Federated High Income Bond Portfolio | Trivium Packaging Finance B.V. 8.500%, 08/15/2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
AVIP Federated High Income Bond Portfolio | CCO Holdings LLC / CCO Holdings Capital Corp. 4.750%, 03/01/2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
AVIP Federated High Income Bond Portfolio | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
AVIP Federated High Income Bond Portfolio | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
AVIP Federated High Income Bond Portfolio | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
AVIP Federated High Income Bond Portfolio | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
AVIP Federated High Income Bond Portfolio | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
AVIP Federated High Income Bond Portfolio | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
AVIP Federated High Income Bond Portfolio | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
AVIP Federated High Income Bond Portfolio | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
AVIP Federated High Income Bond Portfolio | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
AVIP Federated High Income Bond Portfolio | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
AVIP Federated High Income Bond Portfolio | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
AVIP Federated High Income Bond Portfolio | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.20%
AVIP Federated High Income Bond Portfolio | Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
AVIP Federated High Income Bond Portfolio | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
AVIP Federated High Income Bond Portfolio | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
AVIP Nasdaq-100 Index Portfolio | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
AVIP Nasdaq-100 Index Portfolio | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
AVIP Nasdaq-100 Index Portfolio | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
AVIP Nasdaq-100 Index Portfolio | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
AVIP Nasdaq-100 Index Portfolio | Alphabet, Inc. Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
AVIP Nasdaq-100 Index Portfolio | Meta Platforms, Inc. Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
AVIP Nasdaq-100 Index Portfolio | Tesla, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
AVIP Nasdaq-100 Index Portfolio | Alphabet, Inc. Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
AVIP Nasdaq-100 Index Portfolio | Costco Wholesale Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
AVIP Nasdaq-100 Index Portfolio | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
AVIP Nasdaq-100 Index Portfolio | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
AVIP Nasdaq-100 Index Portfolio | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
AVIP Nasdaq-100 Index Portfolio | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
AVIP Nasdaq-100 Index Portfolio | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
AVIP Nasdaq-100 Index Portfolio | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
AVIP Nasdaq-100 Index Portfolio | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
AVIP Nasdaq-100 Index Portfolio | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
AVIP Nasdaq-100 Index Portfolio | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
AVIP Nasdaq-100 Index Portfolio | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
AVIP Nasdaq-100 Index Portfolio | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.90%
AVIP Nasdaq-100 Index Portfolio | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
AVIP Nasdaq-100 Index Portfolio | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
AVIP Nasdaq-100 Index Portfolio | Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
AVIP Nasdaq-100 Index Portfolio | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.30%
AVIP BlackRock Advantage Large Cap Core Portfolio | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
AVIP BlackRock Advantage Large Cap Core Portfolio | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
AVIP BlackRock Advantage Large Cap Core Portfolio | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
AVIP BlackRock Advantage Large Cap Core Portfolio | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
AVIP BlackRock Advantage Large Cap Core Portfolio | Alphabet, Inc. Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
AVIP BlackRock Advantage Large Cap Core Portfolio | Meta Platforms, Inc. Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
AVIP BlackRock Advantage Large Cap Core Portfolio | Visa, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
AVIP BlackRock Advantage Large Cap Core Portfolio | Tesla, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
AVIP BlackRock Advantage Large Cap Core Portfolio | Alphabet, Inc. Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
AVIP BlackRock Advantage Large Cap Core Portfolio | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
AVIP BlackRock Advantage Large Cap Core Portfolio | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
AVIP BlackRock Advantage Large Cap Core Portfolio | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
AVIP BlackRock Advantage Large Cap Core Portfolio | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
AVIP BlackRock Advantage Large Cap Core Portfolio | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
AVIP BlackRock Advantage Large Cap Core Portfolio | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
AVIP BlackRock Advantage Large Cap Core Portfolio | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
AVIP BlackRock Advantage Large Cap Core Portfolio | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
AVIP BlackRock Advantage Large Cap Core Portfolio | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
AVIP BlackRock Advantage Large Cap Core Portfolio | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
AVIP BlackRock Advantage Large Cap Core Portfolio | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.70%
AVIP BlackRock Advantage Large Cap Core Portfolio | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
AVIP BlackRock Advantage Large Cap Core Portfolio | Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
AVIP BlackRock Advantage Large Cap Core Portfolio | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.70%
AVIP BlackRock Advantage Small Cap Growth Portfolio | Comfort Systems U.S.A., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
AVIP BlackRock Advantage Small Cap Growth Portfolio | FTAI Aviation Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
AVIP BlackRock Advantage Small Cap Growth Portfolio | ExlService Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
AVIP BlackRock Advantage Small Cap Growth Portfolio | Sprouts Farmers Market, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
AVIP BlackRock Advantage Small Cap Growth Portfolio | Applied Industrial Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
AVIP BlackRock Advantage Small Cap Growth Portfolio | ACI Worldwide, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
AVIP BlackRock Advantage Small Cap Growth Portfolio | EMCOR Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
AVIP BlackRock Advantage Small Cap Growth Portfolio | Ensign Group, Inc. / The [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
AVIP BlackRock Advantage Small Cap Growth Portfolio | Franklin Electric Co., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
AVIP BlackRock Advantage Small Cap Growth Portfolio | Abercrombie & Fitch Co. Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
AVIP BlackRock Advantage Small Cap Growth Portfolio | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
AVIP BlackRock Advantage Small Cap Growth Portfolio | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.50%
AVIP BlackRock Advantage Small Cap Growth Portfolio | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
AVIP BlackRock Advantage Small Cap Growth Portfolio | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
AVIP BlackRock Advantage Small Cap Growth Portfolio | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
AVIP BlackRock Advantage Small Cap Growth Portfolio | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
AVIP BlackRock Advantage Small Cap Growth Portfolio | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.50%
AVIP BlackRock Advantage Small Cap Growth Portfolio | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
AVIP BlackRock Advantage Small Cap Growth Portfolio | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.80%
AVIP BlackRock Advantage Small Cap Growth Portfolio | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
AVIP BlackRock Advantage Small Cap Growth Portfolio | Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
AVIP BlackRock Advantage Small Cap Growth Portfolio | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.30%
AVIP BlackRock Advantage Small Cap Growth Portfolio | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
AVIP S&P MidCap 400® Index Portfolio | EMCOR Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
AVIP S&P MidCap 400® Index Portfolio | Williams-Sonoma, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
AVIP S&P MidCap 400® Index Portfolio | Illumina, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
AVIP S&P MidCap 400® Index Portfolio | Expand Energy Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
AVIP S&P MidCap 400® Index Portfolio | Interactive Brokers Group, Inc. Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
AVIP S&P MidCap 400® Index Portfolio | Pure Storage, Inc. Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
AVIP S&P MidCap 400® Index Portfolio | DocuSign, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
AVIP S&P MidCap 400® Index Portfolio | Burlington Stores, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
AVIP S&P MidCap 400® Index Portfolio | Carlisle Cos., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
AVIP S&P MidCap 400® Index Portfolio | RB Global, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
AVIP S&P MidCap 400® Index Portfolio | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
AVIP S&P MidCap 400® Index Portfolio | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.80%
AVIP S&P MidCap 400® Index Portfolio | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
AVIP S&P MidCap 400® Index Portfolio | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
AVIP S&P MidCap 400® Index Portfolio | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
AVIP S&P MidCap 400® Index Portfolio | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
AVIP S&P MidCap 400® Index Portfolio | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
AVIP S&P MidCap 400® Index Portfolio | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
AVIP S&P MidCap 400® Index Portfolio | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
AVIP S&P MidCap 400® Index Portfolio | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
AVIP S&P MidCap 400® Index Portfolio | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
AVIP S&P MidCap 400® Index Portfolio | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AVIP S&P MidCap 400® Index Portfolio | Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
AVIP S&P MidCap 400® Index Portfolio | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.40%
AVIP BlackRock Advantage Large Cap Growth Portfolio | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
AVIP BlackRock Advantage Large Cap Growth Portfolio | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
AVIP BlackRock Advantage Large Cap Growth Portfolio | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
AVIP BlackRock Advantage Large Cap Growth Portfolio | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
AVIP BlackRock Advantage Large Cap Growth Portfolio | Meta Platforms, Inc. Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
AVIP BlackRock Advantage Large Cap Growth Portfolio | Tesla, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
AVIP BlackRock Advantage Large Cap Growth Portfolio | Alphabet, Inc. Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
AVIP BlackRock Advantage Large Cap Growth Portfolio | Costco Wholesale Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
AVIP BlackRock Advantage Large Cap Growth Portfolio | Eli Lilly & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
AVIP BlackRock Advantage Large Cap Growth Portfolio | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
AVIP BlackRock Advantage Large Cap Growth Portfolio | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
AVIP BlackRock Advantage Large Cap Growth Portfolio | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
AVIP BlackRock Advantage Large Cap Growth Portfolio | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AVIP BlackRock Advantage Large Cap Growth Portfolio | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
AVIP BlackRock Advantage Large Cap Growth Portfolio | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
AVIP BlackRock Advantage Large Cap Growth Portfolio | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
AVIP BlackRock Advantage Large Cap Growth Portfolio | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
AVIP BlackRock Advantage Large Cap Growth Portfolio | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
AVIP BlackRock Advantage Large Cap Growth Portfolio | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.00%
AVIP BlackRock Advantage Large Cap Growth Portfolio | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
AVIP BlackRock Advantage Large Cap Growth Portfolio | Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
AVIP BlackRock Advantage Large Cap Growth Portfolio | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.50%
AVIP Constellation Dynamic Risk Balanced Portfolio | iShares Core S&P 500 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
AVIP Constellation Dynamic Risk Balanced Portfolio | Vanguard S&P 500 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
AVIP Constellation Dynamic Risk Balanced Portfolio | iShares Core S&P Mid-Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
AVIP Constellation Dynamic Risk Balanced Portfolio | iShares MBS ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
AVIP Constellation Dynamic Risk Balanced Portfolio | Vanguard Intermediate-Term Treasury ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
AVIP Constellation Dynamic Risk Balanced Portfolio | Vanguard Intermediate-Term Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
AVIP Constellation Dynamic Risk Balanced Portfolio | U.S. Treasury Note 4.250%, 06/30/2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
AVIP Constellation Dynamic Risk Balanced Portfolio | U.S. Treasury Note 4.000%, 02/15/2034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
AVIP Constellation Dynamic Risk Balanced Portfolio | U.S. Treasury Note 4.125%, 10/31/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
AVIP Constellation Dynamic Risk Balanced Portfolio | U.S. Treasury Note 1.875%, 02/15/2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
AVIP Constellation Dynamic Risk Balanced Portfolio | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
AVIP Constellation Dynamic Risk Balanced Portfolio | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
AVIP Constellation Dynamic Risk Balanced Portfolio | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
AVIP Constellation Dynamic Risk Balanced Portfolio | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
AVIP Constellation Dynamic Risk Balanced Portfolio | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
AVIP Constellation Dynamic Risk Balanced Portfolio | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
AVIP Constellation Dynamic Risk Balanced Portfolio | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
AVIP Constellation Dynamic Risk Balanced Portfolio | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
AVIP Constellation Dynamic Risk Balanced Portfolio | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
AVIP Constellation Dynamic Risk Balanced Portfolio | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.90%
AVIP Constellation Dynamic Risk Balanced Portfolio | Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
AVIP Constellation Dynamic Risk Balanced Portfolio | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
AVIP Constellation Dynamic Risk Balanced Portfolio | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.60%
AVIP Constellation Dynamic Risk Balanced Portfolio | Asset-Backed / Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
AVIP Constellation Dynamic Risk Balanced Portfolio | U.S. Government Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
AVIP Federated Core Plus Bond Portfolio | Federated Hermes Core Trust III - Federated Project and Trade Finance Core Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
AVIP Federated Core Plus Bond Portfolio | U.S. Treasury Bond 4.250%, 08/15/2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
AVIP Federated Core Plus Bond Portfolio | U.S. Treasury Note 3.875%, 11/30/2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
AVIP Federated Core Plus Bond Portfolio | U.S. Treasury Note 3.750%, 08/31/2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
AVIP Federated Core Plus Bond Portfolio | Federated Hermes Core Trust - Emerging Markets Core Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
AVIP Federated Core Plus Bond Portfolio | U.S. Treasury Note 2.750%, 04/30/2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
AVIP Federated Core Plus Bond Portfolio | U.S. Treasury Note 4.125%, 10/31/2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
AVIP Federated Core Plus Bond Portfolio | U.S. Treasury Note 4.000%, 01/31/2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
AVIP Federated Core Plus Bond Portfolio | U.S. Treasury Note 4.250%, 11/15/2034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
AVIP Federated Core Plus Bond Portfolio | U.S. Treasury Note 4.375%, 11/30/2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
AVIP Federated Core Plus Bond Portfolio | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
AVIP Federated Core Plus Bond Portfolio | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
AVIP Federated Core Plus Bond Portfolio | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
AVIP Federated Core Plus Bond Portfolio | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
AVIP Federated Core Plus Bond Portfolio | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
AVIP Federated Core Plus Bond Portfolio | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
AVIP Federated Core Plus Bond Portfolio | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
AVIP Federated Core Plus Bond Portfolio | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
AVIP Federated Core Plus Bond Portfolio | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
AVIP Federated Core Plus Bond Portfolio | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
AVIP Federated Core Plus Bond Portfolio | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
AVIP Federated Core Plus Bond Portfolio | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.90%
AVIP Federated Core Plus Bond Portfolio | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.80%
AVIP Federated Core Plus Bond Portfolio | Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
AVIP Federated Core Plus Bond Portfolio | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
AVIP Federated Core Plus Bond Portfolio | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
AVIP Federated Core Plus Bond Portfolio | Asset-Backed / Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
AVIP Federated Core Plus Bond Portfolio | U.S. Government Agency Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.30%
AVIP Federated Core Plus Bond Portfolio | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
AVIP Federated Core Plus Bond Portfolio | Sovereign Debt Issues [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
AVIP Intech U.S. Low Volatility Portfolio | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
AVIP Intech U.S. Low Volatility Portfolio | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
AVIP Intech U.S. Low Volatility Portfolio | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
AVIP Intech U.S. Low Volatility Portfolio | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
AVIP Intech U.S. Low Volatility Portfolio | Alphabet, Inc. Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
AVIP Intech U.S. Low Volatility Portfolio | Meta Platforms, Inc. Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
AVIP Intech U.S. Low Volatility Portfolio | Alphabet, Inc. Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
AVIP Intech U.S. Low Volatility Portfolio | Walmart, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
AVIP Intech U.S. Low Volatility Portfolio | Johnson & Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
AVIP Intech U.S. Low Volatility Portfolio | Northrop Grumman Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
AVIP Intech U.S. Low Volatility Portfolio | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
AVIP Intech U.S. Low Volatility Portfolio | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
AVIP Intech U.S. Low Volatility Portfolio | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
AVIP Intech U.S. Low Volatility Portfolio | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
AVIP Intech U.S. Low Volatility Portfolio | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
AVIP Intech U.S. Low Volatility Portfolio | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
AVIP Intech U.S. Low Volatility Portfolio | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
AVIP Intech U.S. Low Volatility Portfolio | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
AVIP Intech U.S. Low Volatility Portfolio | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AVIP Intech U.S. Low Volatility Portfolio | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.30%
AVIP Intech U.S. Low Volatility Portfolio | Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
AVIP Intech U.S. Low Volatility Portfolio | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.70%
AVIP AB Relative Value Portfolio | Berkshire Hathaway, Inc. Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
AVIP AB Relative Value Portfolio | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
AVIP AB Relative Value Portfolio | Walmart, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
AVIP AB Relative Value Portfolio | Johnson & Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
AVIP AB Relative Value Portfolio | Philip Morris International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
AVIP AB Relative Value Portfolio | Fiserv, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
AVIP AB Relative Value Portfolio | Accenture PLC Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
AVIP AB Relative Value Portfolio | Citigroup, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
AVIP AB Relative Value Portfolio | Regeneron Pharmaceuticals, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
AVIP AB Relative Value Portfolio | Electronic Arts, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
AVIP AB Relative Value Portfolio | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.10%
AVIP AB Relative Value Portfolio | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
AVIP AB Relative Value Portfolio | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
AVIP AB Relative Value Portfolio | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
AVIP AB Relative Value Portfolio | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
AVIP AB Relative Value Portfolio | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
AVIP AB Relative Value Portfolio | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
AVIP AB Relative Value Portfolio | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
AVIP AB Relative Value Portfolio | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
AVIP AB Relative Value Portfolio | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
AVIP AB Relative Value Portfolio | Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
AVIP AB Relative Value Portfolio | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.90%
AVIP Constellation Managed Risk Balanced Portfolio | iShares Core S&P 500 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
AVIP Constellation Managed Risk Balanced Portfolio | iShares Core U.S. Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.10%
AVIP Constellation Managed Risk Balanced Portfolio | iShares Russell 1000 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
AVIP Constellation Managed Risk Balanced Portfolio | iShares Ultra Short-Term Bond Active ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
AVIP Constellation Managed Risk Balanced Portfolio | iShares Core MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
AVIP Constellation Managed Risk Balanced Portfolio | iShares iBoxx $ Investment Grade Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
AVIP Constellation Managed Risk Balanced Portfolio | Invesco QQQ Trust Series 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
AVIP Constellation Managed Risk Balanced Portfolio | iShares MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
AVIP Constellation Managed Risk Balanced Portfolio | iShares Core MSCI Emerging Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
AVIP Constellation Managed Risk Balanced Portfolio | iShares Core S&P Total U.S. Stock Market ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
AVIP Constellation Managed Risk Balanced Portfolio | Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
AVIP Constellation Managed Risk Balanced Portfolio | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.10%
AVIP Constellation Managed Risk Moderate Growth Portfolio | iShares Core S&P 500 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.90%
AVIP Constellation Managed Risk Moderate Growth Portfolio | iShares Core S&P Mid-Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
AVIP Constellation Managed Risk Moderate Growth Portfolio | iShares Core U.S. Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.60%
AVIP Constellation Managed Risk Moderate Growth Portfolio | iShares Russell 1000 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
AVIP Constellation Managed Risk Moderate Growth Portfolio | iShares Core MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
AVIP Constellation Managed Risk Moderate Growth Portfolio | Invesco QQQ Trust Series 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
AVIP Constellation Managed Risk Moderate Growth Portfolio | iShares MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
AVIP Constellation Managed Risk Moderate Growth Portfolio | iShares Core MSCI Emerging Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
AVIP Constellation Managed Risk Moderate Growth Portfolio | iShares Core S&P Total U.S. Stock Market ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
AVIP Constellation Managed Risk Moderate Growth Portfolio | Vanguard Total Stock Market ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
AVIP Constellation Managed Risk Moderate Growth Portfolio | Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
AVIP Constellation Managed Risk Moderate Growth Portfolio | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.10%
AVIP Constellation Managed Risk Growth Portfolio | iShares Core S&P 500 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.90%
AVIP Constellation Managed Risk Growth Portfolio | iShares Core S&P Mid-Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
AVIP Constellation Managed Risk Growth Portfolio | iShares Core U.S. Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
AVIP Constellation Managed Risk Growth Portfolio | iShares Russell 1000 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
AVIP Constellation Managed Risk Growth Portfolio | iShares Ultra Short-Term Bond Active ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
AVIP Constellation Managed Risk Growth Portfolio | iShares Core MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
AVIP Constellation Managed Risk Growth Portfolio | Invesco QQQ Trust Series 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
AVIP Constellation Managed Risk Growth Portfolio | iShares MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
AVIP Constellation Managed Risk Growth Portfolio | iShares Core MSCI Emerging Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
AVIP Constellation Managed Risk Growth Portfolio | Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
AVIP Constellation Managed Risk Growth Portfolio | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.00%
AVIP Moderately Conservative Model Portfolio | PIMCO Total Return Institutional [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
AVIP Moderately Conservative Model Portfolio | AVIP Federated Core Plus Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
AVIP Moderately Conservative Model Portfolio | AVIP S&P 500® Index Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
AVIP Moderately Conservative Model Portfolio | PIMCO Low Duration Institutional [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
AVIP Moderately Conservative Model Portfolio | AVIP Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
AVIP Moderately Conservative Model Portfolio | AVIP S&P MidCap 400® Index Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
AVIP Moderately Conservative Model Portfolio | AVIP Federated High Income Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
AVIP Moderately Conservative Model Portfolio | AVIP BlackRock Advantage International Equity Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
AVIP Moderately Conservative Model Portfolio | AVIP BlackRock Advantage Large Cap Value Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
AVIP Moderately Conservative Model Portfolio | DFA International Core Equity Portfolio Institutional [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
AVIP Moderately Conservative Model Portfolio | Open-End Mutual Funds Less Net Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
AVIP Balanced Model Portfolio | PIMCO Total Return Institutional [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
AVIP Balanced Model Portfolio | AVIP Federated Core Plus Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
AVIP Balanced Model Portfolio | AVIP S&P 500® Index Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
AVIP Balanced Model Portfolio | PIMCO Low Duration Institutional [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
AVIP Balanced Model Portfolio | AVIP Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
AVIP Balanced Model Portfolio | AVIP S&P MidCap 400® Index Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
AVIP Balanced Model Portfolio | AVIP Federated High Income Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
AVIP Balanced Model Portfolio | AVIP BlackRock Advantage International Equity Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
AVIP Balanced Model Portfolio | AVIP BlackRock Advantage Large Cap Value Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
AVIP Balanced Model Portfolio | DFA International Core Equity Portfolio Institutional [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
AVIP Balanced Model Portfolio | Open-End Mutual Funds Less Net Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
AVIP Moderate Growth Model Portfolio | PIMCO Total Return Institutional [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
AVIP Moderate Growth Model Portfolio | AVIP Federated Core Plus Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
AVIP Moderate Growth Model Portfolio | AVIP S&P 500® Index Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
AVIP Moderate Growth Model Portfolio | AVIP Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
AVIP Moderate Growth Model Portfolio | AVIP S&P MidCap 400® Index Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
AVIP Moderate Growth Model Portfolio | AVIP BlackRock Advantage International Equity Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
AVIP Moderate Growth Model Portfolio | AVIP BlackRock Advantage Large Cap Value Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
AVIP Moderate Growth Model Portfolio | DFA International Core Equity Portfolio Institutional [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
AVIP Moderate Growth Model Portfolio | AVIP AB Relative Value Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
AVIP Moderate Growth Model Portfolio | AVIP BlackRock Advantage Large Cap Core Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
AVIP Moderate Growth Model Portfolio | Open-End Mutual Funds Less Net Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
AVIP Growth Model Portfolio | AVIP S&P 500® Index Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
AVIP Growth Model Portfolio | AVIP S&P MidCap 400® Index Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
AVIP Growth Model Portfolio | AVIP BlackRock Advantage International Equity Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
AVIP Growth Model Portfolio | AVIP BlackRock Advantage Large Cap Value Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
AVIP Growth Model Portfolio | DFA International Core Equity Portfolio Institutional [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
AVIP Growth Model Portfolio | AVIP AB Relative Value Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
AVIP Growth Model Portfolio | AVIP BlackRock Advantage Large Cap Core Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
AVIP Growth Model Portfolio | AVIP BlackRock Advantage Small Cap Growth Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
AVIP Growth Model Portfolio | AVIP AB Small Cap Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
AVIP Growth Model Portfolio | AVIP Nasdaq-100® Index Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
AVIP Growth Model Portfolio | Open-End Mutual Funds Less Net Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%